-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                 TAX-EXEMPT FUND
                                 ---------------

                              ANNUAL REPORT

                              December 31, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

`                             FROM THE CHAIRMAN

                              America's Red-Hot Economy
                              Cooled in 2000

                              PORTFOLIO MANAGER'S REVIEW

                              A Strong Environment for
                              Municipal Bonds

                              FUND INFORMATION

                              Facts and Figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                     FINANCIAL INTERMEDIARIES
                                                              2000
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

FROM THE CHAIRMAN

[Photo of Richard S. Davis]

DEAR SHAREHOLDER:
America's red-hot economy cooled in the second and third quarters of 2000 after six consecutive interest rate hikes by the Federal Reserve Board. The pace of economic expansion was cut in half in a matter of months. Higher interest rates figured into reduced corporate profits, helped slow job creation and finally put a damper on consumer spending while unemployment claims ticked upward. Dwindling consumer confidence translated into a disappointing holiday season for retailers--the worst in a decade despite two additional shopping days.

STOCKS
After a record year in 1999, technology stocks led the markets downward in 2000. The Nasdaq returned -38.29% in its worst year ever. The S&P 500 returned -9.10%.(1) Yet, some major sectors of the market soared. Utilities, healthcare and financial stocks delivered strong, double-digit performance as investors became more defensive as the year wore on. Mid-cap stocks outperformed both small- and large-cap stocks for the year.

BONDS
Bonds were the bright spot in the majority of investor portfolios, as they outperformed most broad stock market indices for the year. Slower economic growth and steady short-term interest rates were encouraging signs. U.S. Treasury bonds were the strongest performers, helped by the federal government's buyback of $30 billion in long-term bonds. Mortgage and municipal bonds did well while corporate bonds lagged. High-yield bonds underperformed on concerns about quality and debt in a slowing economy.

INTERNATIONAL
Higher inflation and projected slower economic growth kept a damper on stock markets in Europe and Asia. Japan failed to make progress toward an economic recovery, and its stock market sank further into negative territory. Smaller Asian markets were hurt by weakness elsewhere and emerging markets lacked strength. For the year, only a handful of markets generated positive returns as measured by Morgan Stanley Capital International: Canada (which held on to some early technology gains), Denmark, Luxembourg and Switzerland among industrialized nations; Venezuela, the Czech Republic and Israel among emerging markets.

OUTLOOK AND OPPORTUNITIES
It's a pleasure to speak directly to shareholders in my new capacity as President and Chief Executive Officer of State Street Research & Management Company. Although 2000 was a challenging year for investors, there have been areas of opportunity among bonds and stocks. The lesson? Diversification is still the best way to reduce the impact of market volatility. Now is a good time to consult your financial professional for a review of your portfolio. As always, we thank you for your business and your confidence in State Street Research funds.

    Sincerely,

/s/ Richard S. Davis

    Richard S. "Dick" Davis
    Chairman

December 31, 2000

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed-rate investment grade municipal bonds, all from issuers larger than $50 million and with maturities greater than two years. The indices do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) 9.07% for Class B(1) shares; 9.32% for Class B shares; 9.32% for Class C shares; 10.44% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume rein- vestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(6) The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 2000)
--------------------------------------------------------------------------------
TOTAL VALUE OF $10,000 INVESTED ON 12/31/90(3)
(Class A shares, at maximum applicable sales charge)

                  "12/92"                    $11,672
                  "12/93"                     13,086
                  "12/94"                     12,183
                  "12/95"                     14,203
                  "12/96"                     14,619
                  "12/97"                     16,105
                  "12/98"                     17,039
                  "12/99"                     16,299
                  "12/00"                     17,945

AVERAGE ANNUAL TOTAL RETURNS
(at maximum applicable sales charge)(3)(4)(5)(6)
--------------------------------------------------------------
                     10 YEARS      5 YEARS        1 YEAR
--------------------------------------------------------------
Class A               6.02%         3.83%          5.15%
------------------------------------------------------------
Class B(1)            5.89%         3.63%          4.07%
------------------------------------------------------------
Class B               5.92%         3.67%          4.32%
------------------------------------------------------------
Class C               5.92%         4.04%          8.32%
------------------------------------------------------------
Class S               6.70%         5.07%         10.44%
------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(does not reflect sales charge)(3)(5)(6)
--------------------------------------------------------------
                     10 YEARS      5 YEARS        1 YEAR
--------------------------------------------------------------
Class A               6.51%         4.79%         10.10%
------------------------------------------------------------
Class B(1)            5.89%         3.97%          9.07%
------------------------------------------------------------
Class B               5.92%         4.02%          9.32%
------------------------------------------------------------
Class C               5.92%         4.04%          9.32%
------------------------------------------------------------
Class S               6.70%         5.07%         10.44%
------------------------------------------------------------

                                        TAXABLE
                                   EQUIVALENT YIELD
                                     (36% federal
                         YIELD       tax bracket)
------------------------------------------------------
Class A                  4.07%           6.36%
----------------------------------------------------
Class B(1)               3.59%           5.61%
----------------------------------------------------
Class B                  3.58%           5.59%
----------------------------------------------------
Class C                  3.58%           5.59%
----------------------------------------------------
Class S                  4.58%           7.16%
----------------------------------------------------
Yield is based on net investment income for the 30 days ended December 31, 2000. While a substantial portion of income will be exempt from Federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax.
Investors should consult their tax adviser.

PORTFOLIO MANAGER'S REVIEW
Tax-Exempt Fund: A Strong Environment for Municipal Bonds

[photo of Paul Clifford]

Paul Clifford
Portfolio Manager

We spoke with Paul Clifford, portfolio manager of State Street Research Tax-Exempt Fund, about the year ended December 31, 2000 and his outlook for the period ahead.

Q: HOW DID THE FUND PERFORM LAST YEAR?
A: It was an excellent year for municipal bonds. Class A shares returned 10.10% (does not reflect sales charge) for the 12 months ended December 31, 2000.(2) The fund underperformed the Lehman Brothers Municipal Bond Index, which returned 11.68%.(1)

Q: WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?
A: Overall, the market environment was favorable for municipal bonds: Interest rates came down, new volume was down, and demand was strong--especially from high net worth retail investors. That said, although we expected an economic slowdown, we underestimated the severity of the downturn. The fund's shorter-than-average duration hurt performance modestly. (Duration is a measure of a fund's sensitivity to changing interest rates.)

Q: WHAT WERE THE FUND'S DISAPPOINTMENTS?
A: We were hurt by our investments in the healthcare, housing and special tax sectors, which performed poorly because of their shorter durations and lower levels of liquidity.

Q: WHAT INVESTMENTS OFFERED THE BEST OPPORTUNITY DURING THE YEAR?
A: High-grade bonds, including insureds, general obligation bonds, escrowed bonds, power and revenue bonds, were the best performers.

Q: WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD?
A: In general, we expect a continued positive environment for bonds. Despite the surge in the price of oil, inflation remains in check. Economic growth has slowed dramatically, both in the U.S. and overseas, which should lead to lower interest rates worldwide. In addition, investors have reallocated back into fixed income investments in response to the ongoing volatility in the equity markets. We believe there is significant opportunity among municipal bonds going forward.

December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BOND QUALITY RATINGS*
(by percentage of long-term investments)

                  AAA                        38%
                  BB                          8%
                  BBB                        32%
                  A                           5%
                  AA                         17%


As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

* 19% of the above bonds were not rated but were included among relevant rating categories as determined by the fund's manager.

TOP 5 STATE REPRESENTATIONS
(by percentage of net assets)

                  California                    16.1%
                  Florida                       22.2%
                  New York                      11.7%
                  Georgia                        8.9%
                  Massachusetts                  6.7%

Total 55.6%

TOP 5 SECTORS
(by percentage of net assets)

                  Pre-Refunded                  11.1%
                  Special/Sales Tax              8.6%
                  Transit/Highway                8.5%
                  Life Care                      7.5%
                  State Government               7.2%

Total: 42.9%

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
December 31, 2000

-----------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY               VALUE
                                                           AMOUNT                DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.7%
CALIFORNIA 16.1%

Santa Clara County Financing Authority, (VMC Facility
Replacement Project), 1994 Series A Bonds, AMBAC
Insured, 7.75% ......................................    $  1,000,000           11/15/2008           $  1,231,820

Foothill/Eastern Transportation Corridor Agency,
Series 1995A Senior Lien Convertible Capital
Appreciation Bonds, 0.00% ...........................       1,695,000            1/01/2010              1,588,605

Port Hueneme Redevelopment Agency, Central Community
Project, 1993 Tax Allocation Refunding Bonds, AMBAC
Insured, 5.50% ......................................       1,800,000            5/01/2014              1,984,518

California Pollution Control Financing Authority,
Pollution Control Refunding Revenue Bonds, (San Diego
Gas & Electric Company), 1996 Series A, 5.90% .......       2,200,000            6/01/2014              2,430,252

Sacramento Power Authority, Cogeneration Project
Revenue Bonds, (Procter & Gamble Project), 1995
Series, 6.50% .......................................       1,300,000            7/01/2014              1,456,455

California Housing Finance Agency, Home Mortgage
Revenue Bonds, 1994 Series G, 7.20% .................       1,500,000            8/01/2014              1,591,785

California Educational Facilities Authority, Series
1994 Revenue Bonds, (Southwestern University
Project), Series 1995, 6.60% ........................       1,000,000           11/01/2014              1,093,530

County of Madera, California, Certificates of
Participation, (Valley Childrens Hospital Project),
Series 1995, MBIA Insured, 6.50% ....................       1,000,000            3/15/2015              1,198,720

California Pollution Control Financing Authority,
Pollution Control Revenue Bonds, (San Diego Gas &
Electric Company), 1991 Series A, Subject to AMT,
6.80% ...............................................         600,000            6/01/2015                661,110

Roseville Joint Union High School District, 1992
General Obligation Bonds, Series B, FGIC Insured,
0.00% ...............................................       1,000,000            8/01/2015                492,430

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995 A (Fixed Rate),
Capital Appreciation Bonds, Senior Lien Series A,
0.00% ...............................................       5,000,000            1/01/2019              1,992,400

San Joaquin Hills Transportation Corridor Agency,
Toll Road Refunding Revenue Bonds, Series 1997A,
Convertible Capital Appreciation Bonds, 0.00% to
1/14/2007, 7.00% from 1/15/2007 to maturity .........       5,000,000            1/15/2019              3,230,450

Redevelopment Agency of the City of Pittsburg,
California, Los Medanos Community Development,
Project, Tax Allocation Bonds, Series 1999, AMBAC
Insured, 0.00% ......................................       2,000,000            8/01/2019                750,100

County of Sacramento, Laguna Creek Ranch/Elliott
Ranch Community Facilities District No.1, Improvement
Area No. 2 Special Tax Refunding Bonds, (Elliott
Ranch), 6.30% .......................................       3,000,000            9/01/2021              3,053,700

Anaheim Public Financing Authority, Lease Revenue
Bonds, (Anaheim Public Improvement Project),
Subordinate, 1997 Series C Capital Appreciation
Bonds, FSA Insured, 0.00% ...........................       3,125,000            9/01/2025                831,875

City of Davis, Public Facilities Financing Authority,
Local Agency Revenue Bonds, 1997 Series A, 6.60% ....       1,030,000            9/01/2025              1,079,656

Sacramento, California, City Financing Authority,
Senior Revenue Bonds, (Sacramento Convention Center
Hotel Project), 1999 Series A, 6.25% ................       5,000,000            1/01/2030              5,007,600

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995A Senior Lien, Pre-
Refunding to 1/01/2007 @ 96.22, 6.50% ...............       6,000,000            1/01/2032              6,771,720
                                                                                                     ------------
                                                                                                       36,446,726
                                                                                                     ------------
COLORADO 4.8%
E-470 Public Highway Authority, Senior Revenue Bonds,
Series 1997B, (Capital Appreciation Bonds), MBIA
Insured, 0.00% ......................................       5,000,000            9/01/2016              2,241,500

Eaglebend Affordable Housing Corporation, Multifamily
Housing Project Revenue Refunding Bonds, Series
1997A, 6.45% ........................................       2,000,000            7/01/2021              1,925,320

Colorado Housing and Finance Authority, Single Family
Program, 1997 Series B-2 Senior Bonds, Subject to
AMT, 7.00% ..........................................         910,000            5/01/2026                971,534

Arapahoe County, Colorado, Public Highway Authority,
Capital Improvement Trust Fund, Highway Revenue Bonds
(E-470 Project), Pre-Refunded to 8/31/2005 @ 103,
7.00% ...............................................       5,000,000            8/31/2026              5,719,150
                                                                                                     ------------
                                                                                                       10,857,504
                                                                                                     ------------
CONNECTICUT 6.2%
State of Connecticut, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, 1991 Series
A, 6.50% ............................................       1,500,000           10/01/2012              1,756,200

Connecticut Development Authority, Pollution Control
Refunding Bonds, (Pfizer Inc. Project - 1982 Series),
6.55% ...............................................       2,500,000            2/15/2013              2,625,450

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, University of
Hartford Issue, Series D, 6.80% .....................       5,000,000            7/01/2022              5,119,550

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, 6.00% ......................       1,465,000            7/01/2023              1,441,194

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, Pre-Refunded to 7/1/2023 @
98.25, 6.00% ........................................       3,000,000            7/01/2023              3,181,320
                                                                                                     ------------
                                                                                                       14,123,714
                                                                                                     ------------
FLORIDA 12.2%
Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 A, 6.30% .......................................       1,745,000            5/01/2002              1,753,585

Heritage Harbor Development District, (Hillsborough
County, Florida), Special Assessment Revenue Bonds,
Series 1997B, 6.00% .................................       1,020,000            5/01/2003              1,018,592

City of Tampa, Florida, Guaranteed Entitlement
Refunding Revenue Bonds, Series 2001, AMBAC Insured,
6.00%+ ..............................................       1,430,000           10/01/2008              1,572,728

City of Tampa, Florida, Utilities Tax and Special
Revenue Refunding Bonds, Series 2001, AMBAC Insured,
6.00%+ ..............................................       1,000,000           10/01/2009              1,108,100

Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series D, 6.75% .........       5,000,000           10/01/2017              6,025,550

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 B, 6.90% .......................................         730,000            5/01/2019                742,549

North Springs Improvement District, (Broward County,
Florida), Special Assessment Bonds, Series 1997,
(Heron Bay Project), 7.00% ..........................         725,000            5/01/2019                739,855

Orange County, Florida, Health Facilities Authority,
First Mortgage Revenue Bonds, Series 1996, (Orlando
Lutheran Towers, Inc.), 8.75% .......................       5,000,000            7/01/2026              5,256,150

Volusia County Educational Facility Authority,
Educational Facilities Revenue Bonds, (Embry-Riddle
Aeronautical University Project), Series 1996A,
6.125% ..............................................       5,000,000           10/15/2026              5,141,000

Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9A, Series 1996A, 7.30% ..........       3,000,000            8/01/2027              3,203,370

Housing Authority of Lee County, Florida, Single
Family Mortgage Revenue Bonds, (Multi-County
Program), Series 1996A, Subseries 2, Subject to AMT,
7.50% ...............................................         975,000            9/01/2027              1,083,674
                                                                                                     ------------
                                                                                                       27,645,153
                                                                                                     ------------
GEORGIA 8.9%
State of Georgia, General Obligation Bonds, Series
1992B, 6.25% ........................................       4,300,000            3/01/2011              4,911,589

State of Georgia, General Obligation Bonds, Series
1994E, 6.75% ........................................       1,000,000           12/01/2012              1,202,540

City of Atlanta, Airport General Revenue Refunding
Bonds, Series 2000C, Subject to AMT, FGIC Insured,
6.25% ...............................................       3,070,000            1/01/2014              3,452,737

Municipal Electric Authority of Georgia, Project One
Subordinated Bonds, Series 1998A, MBIA Insured, 5.25%       2,000,000            1/01/2014              2,090,180

Metropolitan Atlanta Rapid Transit Authority,
Georgia, Sales Tax Revenue Bonds, Refunding Series P,
AMBAC Insured, 6.25% ................................       4,700,000            7/01/2020              5,362,653

City of Atlanta, Airport General Revenue and
Refunding Bonds, Series 2000A, FGIC Insured, 5.50% ..       3,000,000            1/01/2026              3,084,750
                                                                                                     ------------
                                                                                                       20,104,449
                                                                                                     ------------
MAINE 1.6%
Finance Authority of Maine, Revenue Obligation
Securities, (Huntington Common Project), Series
1997A, 7.50% ........................................       4,000,000            9/01/2027              3,614,640
                                                                                                     ------------

Howard County, Maryland, Multifamily Mortgage
Refunding Bonds, Series 1994, (Chase Glen Project),
Mandatory Put 7/1/2004 @ 100, 7.00% .................       5,000,000            7/01/2024              5,306,900

County of Anne Arundel, Maryland, Special Obligation
Revenue Bonds, (Arundel Mills Project), 7.10% .......       2,000,000            7/01/2029              2,015,000
                                                                                                     ------------
                                                                                                        7,321,900
                                                                                                     ------------
MARYLAND 3.2%
Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Brookhaven Retirement
Community, Lexington-1994 Issue), Series A, 6.75% ...       4,500,000            1/01/2001              4,500,000

Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Berkshire Retirement
Community, Lenox-1994 Issue) Series A, 6.375% .......       1,500,000            7/01/2005              1,519,500

Massachusetts Bay Transportation Authority, General
Transportation System Bonds, 1994 Series A, Refunding
Bonds, 7.00% ........................................       3,385,000            3/01/2014              4,107,664

The Commonwealth of Massachusetts, General Obligation
Bonds, Consolidated Loan of 2000, Series B, 5.25% ...       3,000,000            6/01/2017              3,066,900

Massachusetts Industrial Finance Agency, (Marina Bay
LLC Project-1997 Issue), 7.50% ......................       2,000,000           12/01/2027              2,002,560
                                                                                                     ------------
                                                                                                       15,196,624
                                                                                                     ------------
MINNESOTA 0.8%
Minnesota Housing Finance Authority, Single Family
Mortgage Bonds, 1994 Series E, 5.90% ................       1,675,000            7/01/2025              1,707,947
                                                                                                     ------------

NEVADA 5.6%
Clark County School District, Nevada, General
Obligation (Limited Tax), Building and Renovation
Bonds, Series 1997B, FGIC Insured, 5.25% ............       5,045,000            6/15/2017              5,109,979

State of Nevada, General Obligation (Limited Tax)
Bonds, Nevada Municipal Bond Bank Project Nos. 49 and
50, Series November 1, 1995A, FGIC Insured, 5.50% ...       5,000,000           11/01/2025              5,066,650

Director of the State of Nevada, Department of
Business and Industry, Las Vegas Monorail Project
Revenue Bonds, 1st Tier Series 2000, 5.375% .........       2,500,000            1/01/2040              2,497,950
                                                                                                     ------------
                                                                                                       12,674,579
                                                                                                     ------------
NEW HAMPSHIRE 0.4%
New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, New Hampshire
College Issue, Series 1997, 6.375% ..................       1,000,000            1/01/2027                905,160
                                                                                                     ------------

NEW JERSEY 3.0%
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, 1996 Series B, 5.00% ...       5,000,000            6/15/2017              5,013,500

New Jersey Turnpike Authority, Turnpike Revenue
Bonds, Series 2000 A, MBIA Insured, Series A, 5.50% .       1,800,000            1/01/2025              1,855,332
                                                                                                     ------------
                                                                                                        6,868,832
                                                                                                     ------------
NEW MEXICO 1.7%
City of Farmington, New Mexico, Pollution Control
Revenue Refunding Bonds, 1997 Series D, (Public
Service Company of New Mexico San Juan Project),
6.375% ..............................................       4,000,000            4/01/2022              3,818,480
                                                                                                     ------------

NEW YORK 11.7%
Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ...............................       5,000,000           10/01/2011              5,206,950

The City of New York, New York, General Obligation
Bonds, Fiscal 1992 Series B, 7.75% ..................       3,000,000            2/01/2012              3,161,850

New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% ........................       3,000,000            4/01/2014              3,374,670

Dormitory Authority of the State of New York,
Department of Health of the State of New York,
Revenue Bonds, Series 1996, 5.75% ...................       5,000,000            7/01/2017              5,228,750

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, Subject to AMT, MBIA Insured,
5.75% ...............................................       2,000,000           12/01/2022              2,093,500

Suffolk County, Industrial Development Agency, (New
York), Civic Facility Revenue Bonds, Series 1999A,
(The Southampton Hospital Association Civic
Facility), 7.25% ....................................       1,000,000            1/01/2030                919,020

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2000,
Series B, 5.125% ....................................       2,500,000            6/15/2031              2,463,900

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2000,
Series B, 6.00% .....................................       1,750,000            6/15/2033              1,902,442

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2001,
Series A, 5.50% .....................................       2,000,000            6/15/2033              2,044,600
                                                                                                     ------------
                                                                                                       26,395,682
                                                                                                     ------------
NORTH CAROLINA 3.0%
North Carolina Eastern Municipal Power Agency, Power
System Revenue Bonds, Series 1999D, 6.70% ...........       1,500,000            1/01/2019              1,589,610

North Carolina Housing Finance Agency, Multifamily
Revenue Refunding Bonds, (1992 Refunding Bond
Resolution),
Series B, 6.90% .....................................       5,000,000            7/01/2024              5,224,850
                                                                                                     ------------
                                                                                                        6,814,460
                                                                                                     ------------
OHIO 1.1%
County of Miami, Ohio, Hospital Facilities Revenue
Refunding and Improvement Bonds, Series 1996A, (Upper
Valley Medical Center), 6.25% .......................       2,500,000            5/15/2016              2,358,575
                                                                                                     ------------

PENNSYLVANIA 3.7%
Montgomery County Industrial Development Authority,
Health Facilities Revenue Bonds, Series of 1993,
(ECRI Project), 6.40% ...............................         370,000            6/01/2003                374,236

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds,
(Northampton Generating Project), Series 1994A, 6.40%       2,500,000            1/01/2009              2,452,625

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds, (Colver
Project), Series 1994D, Subject to AMT, 7.05% .......       1,000,000           12/01/2010              1,027,530

Allegheny County, Pennsylvania, Hospital Development
Authority, Health Center Revenue Bonds, Series,
1998A, (UPMC Health System), MBIA Insured, 4.50% ....       2,255,000            8/01/2015              2,112,552

Pennsylvania Economic Development Financing
Authority, (Northwestern Human Services, Inc.
Project), Revenue Bonds, 1998 Series A, 5.25% .......       3,000,000            6/01/2028              2,397,270
                                                                                                     ------------
                                                                                                        8,364,213
                                                                                                     ------------
PUERTO RICO 2.0%
Puerto Rico Highway and Transportation Authority,
Transportation Revenue Bonds, Series A, AMBAC
Insured, 0.00% ......................................       1,765,000            7/01/2016                822,508

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1999, (General Obligation,
Bonds), 5.25% .......................................       2,000,000            7/01/2017              2,106,400

Puerto Rico Highway and Transportaion Authority,
Transportation Revenue Bonds, Series B, AMBAC
Insured, 5.75% ......................................       1,500,000            7/01/2019              1,608,705
                                                                                                     ------------
                                                                                                        4,537,613
                                                                                                     ------------
TENNESSEE 1.4%
City of Memphis, Tennessee, Water Division Revenue
Refunding Bonds, Series of 1992-A, Pre-Refunded to
1/01/2012 @ 95.75, 6.00%* ...........................       3,000,000            1/01/2012              3,112,470
                                                                                                     ------------

TEXAS 3.1%
Amarillo, Texas, Health Facilities Corporation,
Hospital Revenue Bonds, (Baptist St. Anthony's,
Hospital Corporation Project), Series 1998, FSA
Insured, 5.50% ......................................       2,830,000            1/01/2014              3,011,375

Texas Water Development Board, State Revolving Fund,
Senior Lien Revenue Bonds, Program Series 1998A,
4.75% ...............................................       1,000,000            7/15/2020                953,450

La Joya Independent School District (Hidalgo County,
Texas), Unlimited Tax School Building Bonds, Series
2000, 5.50% .........................................       3,000,000            2/15/2025              3,057,930
                                                                                                     ------------
                                                                                                        7,022,755
                                                                                                     ------------
UTAH 1.2%
Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, Series A, 6.15% ............       1,580,000            7/01/2014              1,715,043

Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, 1996, Series A, 6.15% ......         920,000            7/01/2014              1,000,500
                                                                                                     ------------
                                                                                                        2,715,543
                                                                                                     ------------
WISCONSIN 1.3%
Southeast Wisconsin Professional Baseball Park
District, Sales Tax Revenue Refunding Bonds, Series,
1998A, MBIA Insured, 5.50% ..........................       2,800,000           12/15/2016              3,013,360
                                                                                                     ------------

Total Municipal Bonds and Investments
  (Cost $212,739,092) - 99.7% ............................................................            225,620,379

Cash and Other Assets, Less Liabilities - 0.3% ...........................................                764,281
                                                                                                     ------------

Net Assets - 100.0% ......................................................................           $226,384,660
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------
Federal Income Tax Information:
At December 31, 2000, the net unrealized appreciation of investments based on cost for federal income tax purposes of $212,739,092 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
value over tax cost ......................................................................           $ 14,182,239
Aggregate gross unrealized depreciation for all investments in which there is an excess of
tax cost over value ......................................................................             (1,300,952)
                                                                                                     ------------
                                                                                                     $ 12,881,287
-----------------------------------------------------------------------------------------------------------------
+ There delivery and payment of this security is beyond the normal settlement time. The purchase price and interest rate are fixed at the trade date although interest is not earned until settlement date.
* A portion of this security is being used to collateralize the delayed delivery purchase noted above. The total market value of segregated securities is $2,801,223.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2000

ASSETS
Investments, at value (Cost $212,739,092) (Note 1) ................$225,620,379
Cash ..............................................................      50,555
Interest receivable ...............................................   4,358,407
Receivable for fund shares sold ...................................      97,618
Other assets ......................................................      14,600

                                                                   ------------
                                                                    230,141,559
LIABILITIES
Payable for securities purchased ..................................   2,601,138
Payable for fund shares redeemed ..................................     322,220
Dividends payable .................................................     228,722
Accrued management fee (Note 2) ...................................     205,265
Accrued distribution and service fees (Note 4) ....................     169,705
Accrued transfer agent and shareholder services
  (Note 2) ........................................................      93,274
Accrued trustees' fees (Note 2) ...................................      15,795
Accrued administration fee (Note 2) ...............................       7,011
Other accrued expenses ............................................     113,769
                                                                   ------------
                                                                      3,756,899
                                                                   ------------
NET ASSETS                                                         $226,384,660
                                                                   ============
Net Assets consist of:
  Unrealized appreciation of investments ..........................$ 12,881,287
  Accumulated net realized loss ...................................  (2,937,564)
  Paid-in capital ................................................. 216,440,937
                                                                   ------------
                                                                   $226,384,660
                                                                   ============
Net Asset Value and redemption price per share of Class A shares
  ($166,043,303 / 20,296,312 shares) ..............................       $8.18
                                                                          =====
Maximum Offering Price per share of Class A shares ($8.18 / .955) .       $8.57
                                                                          =====
Net Asset Value and offering price per share of Class B(1) shares
  ($9,998,548 / 1,224,581 shares)* ................................       $8.16
                                                                          =====
Net Asset Value and offering price per share of Class B shares
  ($40,217,895 / 4,916,991 shares)* ...............................       $8.18
                                                                          =====
Net Asset Value and offering price per share of Class C shares
  ($2,042,988 / 249,811 shares)* ..................................       $8.18
                                                                          =====
Net Asset Value, offering price and redemption price per share of
  Class S shares ($8,081,926 / 990,531 shares) ....................       $8.16
                                                                          =====
--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended December 31, 2000

INVESTMENT INCOME
Interest ........................................................$13,749,923

EXPENSES
Management fee (Note 2) .........................................  1,250,740
Transfer agent and shareholder services (Note 2) ................    647,907
Distribution and service fees - Class A (Note 4) ................    471,637
Distribution and service fees - Class B(1) (Note 4) .............     81,509
Distribution and service fees - Class B (Note 4) ................    420,830
Distribution and service fees - Class C (Note 4) ................     19,938
Custodian fee ...................................................    147,643
Registration fees ...............................................     57,658
Reports to shareholders .........................................     51,417
Audit fee .......................................................     48,380
Administration fee (Note 2) .....................................     32,259
Trustees' fees (Note 2) .........................................     15,795
Legal fees ......................................................     15,115
Miscellaneous ...................................................     18,515
                                                                 -----------
                                                                   3,279,343
Fees paid indirectly (Note 2) ...................................    (16,417)
                                                                 -----------
                                                                   3,262,926
                                                                 -----------
Net investment income ........................................... 10,486,997
                                                                 -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ................    227,278
Change in unrealized appreciation of investments ................ 10,681,742
                                                                 -----------
Net gain on investments ......................................... 10,909,020
                                                                 -----------
Net increase in net assets resulting from operations ............$21,396,017
                                                                 ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31
                                                               ---------------------------------
                                                                    1999                2000
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................  $  12,167,629       $  10,486,997
Net realized gain (loss) on
  investments ...............................................     (2,872,611)            227,278
Change in unrealized appreciation
  (depreciation) of investments .............................    (21,518,684)         10,681,742
                                                               -------------       -------------
Net increase (decrease) resulting from operations ...........    (12,223,666)         21,396,017
                                                               -------------       -------------
Dividends from net investment
  income:
  Class A ...................................................     (9,253,146)         (7,947,794)
  Class B(1) ................................................       (192,041)           (328,239)
  Class B ...................................................     (2,240,643)         (1,709,347)
  Class C ...................................................       (109,322)            (80,757)
  Class S ...................................................       (521,744)           (438,401)
                                                               -------------       -------------
                                                                 (12,316,896)        (10,504,538)
                                                               -------------       -------------
Distribution from capital gains:
  Class A ...................................................       (107,548)                 --
  Class B(1) ................................................         (1,482)                 --
  Class B ...................................................        (31,516)                 --
  Class C ...................................................         (1,853)                 --
  Class S ...................................................         (5,672)                 --
                                                               -------------       -------------
                                                                    (148,071)                 --
                                                               -------------       -------------
Net decrease from fund share transactions (Note 5) ..........    (17,470,478)        (26,259,873)
                                                               -------------       -------------
Total decrease in net assets ................................    (42,159,111)        (15,368,394)
NET ASSETS
Beginning of year ...........................................    283,912,165         241,753,054
                                                               -------------       -------------
End of year .................................................  $ 241,753,054        $226,384,660
                                                               =============        ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 2000

NOTE 1
State Street Research Tax-Exempt Fund (the "fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

The investment objective of the fund is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the fund invests primarily in tax-exempt debt obligations which the investment manager believes will not involve undue risk.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50%. From January 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 2000, the fund had a capital loss carryforward of $2,648,182 available, to the extent provided in regulations, to offset future capital gains, if any, of which $2,354,630 and $293,552 expire on December 31, 2007 and 2008, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve- month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through December 31, 1999, the fund incurred net capital losses of $520,830 and has deferred and treated such losses as arising in the fiscal year ended December 31, 2000.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the year ended December 31, 2000, there were no loaned securities.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended December 31, 2000, the fees pursuant to such agreement amounted to $1,250,740.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. During the year ended December 31, 2000, the amount of such expenses was $174,287.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of invested cash balances were used to reduce a portion of the fund's expense. During the year ended December 31, 2000 the fund's transfer agent fees were reduced by $16,417 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $15,795 during the year ended December 31, 2000.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research Funds. During the year ended December 31, 2000, the amount of such expenses was $32,259.

NOTE 3
For the year ended December 31, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $39,478,495 and $63,059,521, respectively.

NOTE 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, beginning May 1, 2000, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended December 31, 2000, fees pursuant to such plans amounted to $471,637, $81,509, $420,830 and $19,938 for Class A, Class B(1), Class B and
Class C shares, respectively.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $68,425 and $184,800, respectively, on sales of Class A shares of the fund during the year ended December 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $100,378, $11,208 and $845 on sales of Class B
(1), Class B and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $37,628 and $104,699 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

STATE STREET RESEARCH TAX-EXEMPT FUND

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 2000, MetLife owned 58,578 Class B(1) shares of the Fund.

Share transactions were as follows:

                                                        YEARS ENDED DECEMBER 31
                                 ---------------------------------------------------------------------
                                                1999                                2000
                                 ----------------------------------  ---------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       2,784,790     $ 23,319,872          2,162,835      $  17,051,849
Issued upon reinvestment of:
  Dividends from net investment
   income .....................         829,824        6,823,439            725,169          5,738,780
  Distribution from capital
   gains ......................          10,798           91,782           --                --
Shares redeemed ...............      (5,352,945)     (43,867,939)        (4,949,421)       (39,010,052)
                                     -----------    -------------        -----------      -------------
Net decrease ..................      (1,727,533)    $(13,632,846)        (2,061,417)      $(16,219,423)
                                     ===========    =============        ===========      =============

CLASS B(1)                           SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,082,836     $  9,016,561            483,915       $  3,827,409
Issued upon reinvestment of:
  Dividends from net investment
   income .....................          15,240          123,875             30,496            241,347
  Distribution from capital
   gains ......................             162            1,378           --                --
Shares redeemed ...............        (144,435)      (1,172,529)          (243,633)        (1,914,396)
                                     -----------    -------------        -----------      -------------
Net increase ..................         953,803     $  7,969,285            270,778       $  2,154,360
                                     ===========    =============        ===========      =============

CLASS B                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         318,951     $  2,618,460             92,752       $    735,423
Issued upon reinvestment of:
  Dividends from net investment
   income .....................         203,563        1,672,239            161,553          1,277,582
  Distribution from capital
   gains ......................           3,151           26,778           --                --
Shares redeemed ...............      (1,664,723)     (13,675,975)        (1,626,194)       (12,757,293)
                                     -----------    -------------        -----------      -------------
Net decrease ..................      (1,139,058)    $ (9,358,498)        (1,371,889)      $(10,744,288)
                                     ===========    =============        ===========      =============

CLASS C                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................          95,110     $    775,305            128,449       $  1,016,644
Issued upon reinvestment of:
  Dividends from net investment
   income .....................           7,913           65,644              6,457             51,067
  Distribution from capital
   gains ......................             143            1,217           --                --
Shares redeemed ...............        (306,854)      (2,544,914)          (147,719)        (1,168,490)
                                     -----------    -------------        -----------      -------------
Net decrease ..................        (203,688)    $ (1,702,748)           (12,813)      $   (100,779)
                                     ===========    =============        ===========      =============

CLASS S                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         555,027     $  4,645,771            319,589       $  2,492,581
Issued upon reinvestment of:
  Dividends from net investment
   income .....................          30,227          248,226             28,151            222,287
  Distribution from capital
   gains ......................             365            3,097           --                --
Shares redeemed ...............        (682,119)      (5,642,765)          (517,669)        (4,064,611)
                                     -----------    -------------        -----------      -------------
Net decrease ..................         (96,500)    $   (745,671)          (169,929)      $ (1,349,743)
                                     ===========    =============        ===========      =============

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each year:
                                                                                CLASS A
                                               --------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31
                                               --------------------------------------------------------------------------
                                                     1996            1997            1998            1999            2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)               8.26            8.10            8.51            8.54            7.79
                                                    -----           -----           -----           -----           -----
  Net investment income ($)                          0.39            0.40            0.40            0.39            0.38
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)           (0.16)           0.40            0.08           (0.75)           0.39
                                                    -----           -----           -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.23            0.80            0.48           (0.36)           0.77
                                                    -----           -----           -----           -----           -----
  Dividends from net investment income ($)          (0.39)          (0.39)          (0.41)          (0.39)          (0.38)
                                                    -----           -----           -----           -----           -----

  Distributions from capital gains ($)                --              --            (0.04)          (0.00)            --
                                                    -----           -----           -----           -----           -----
TOTAL DISTRIBUTIONS ($)                             (0.39)          (0.39)          (0.45)          (0.39)          (0.38)
                                                    -----           -----           -----           -----           -----
NET ASSET VALUE, END OF YEAR ($)                     8.10            8.51            8.54            7.79            8.18
                                                    =====           =====           =====           =====           =====
Total return (%)(a)                                  2.93           10.17            5.79           (4.34)          10.10

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)           223,407         209,552         205,773         174,256         166,043
Expense ratio (%)                                    1.04            1.08            1.03            1.15            1.28
Expense ratio after expense reductions (%)           1.04            1.08            1.02            1.15            1.28
Ratio of net investment income to average net
  assets (%)                                         4.82            4.91            4.69            4.64            4.77
Portfolio turnover rate (%)                        125.24           60.48           36.22           24.60           17.47

                                                                                                       CLASS B(1)
                                                                                               --------------------------
                                                                                                      YEARS ENDED
                                                                                                      DECEMBER 31
                                                                                               --------------------------
                                                                                                  1999(B)            2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                               8.54            7.79
                                                                                                    -----           -----
  Net investment income ($)                                                                          0.32            0.32

  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)                                                           (0.74)           0.37
                                                                                                    -----           -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                (0.42)           0.69
                                                                                                    -----           -----
  Dividends from net investment income ($)                                                          (0.33)          (0.32)
                                                                                                    -----           -----

  Distribution from capital gains ($)                                                               (0.00)            --
                                                                                                    -----           -----
TOTAL DISTRIBUTIONS ($)                                                                             (0.33)          (0.32)
                                                                                                    -----           -----
NET ASSET VALUE, END OF YEAR ($)                                                                     7.79            8.16
                                                                                                    =====           =====
Total return (%)(a)                                                                                 (5.05)           9.07

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                                             7,428           9,999
Expense ratio (%)                                                                                    1.90            2.00
Expense ratio after expense reductions (%)                                                           1.90            2.00
Ratio of net investment income to average net
  assets (%)                                                                                         3.89            4.01
Portfolio turnover rate (%)                                                                         24.60           17.47
-------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) January 1, 1999 (commencement of shares class) to December 31, 1999.

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS B
                                                -----------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------
                                                       1996              1997            1998            1999            2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                 8.26              8.10            8.51            8.54            7.79
                                                      -----             -----           -----           -----           -----
  Net investment income ($)                            0.32              0.34            0.34            0.32            0.32
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)             (0.15)             0.40            0.08           (0.74)           0.39
                                                      -----             -----           -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS ($)                   0.17              0.74            0.42           (0.42)           0.71
                                                      -----             -----           -----           -----           -----
  Dividends from net investment income ($)            (0.33)            (0.33)          (0.35)          (0.33)          (0.32)
  Distributions from capital gains ($)                 --                --             (0.04)          (0.00)            --
                                                      -----             -----           -----           -----           -----
TOTAL DISTRIBUTIONS ($)                               (0.33)            (0.33)          (0.39)          (0.33)          (0.32)
                                                      -----             -----           -----           -----           -----
NET ASSET VALUE, END OF YEAR ($)                       8.10              8.51            8.54            7.79            8.18
                                                      =====             =====           =====           =====           =====
Total return (%)(a)                                    2.15              9.35            5.01           (5.05)           9.32

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)              51,710            54,093          63,445          49,002          40,218
Expense ratio (%)                                      1.79              1.83            1.78            1.90            2.00
Expense ratio after expense reductions (%)             1.79              1.83            1.77            1.90            2.00
Ratio of net investment income to average net
  assets (%)                                           4.07              4.15            3.93            3.88            4.04
Portfolio turnover rate (%)                          125.24             60.48           36.22           24.60           17.47

                                                                                   CLASS C
                                                -----------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------
                                                       1996              1997            1998            1999            2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                 8.25              8.10            8.50            8.54            7.79
                                                      -----             -----           -----           -----           -----
  Net investment income ($)                            0.32              0.34            0.33            0.32            0.32
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)             (0.14)             0.39            0.10           (0.74)           0.39
                                                      -----             -----           -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS ($)                   0.18              0.73            0.43           (0.42)           0.71
                                                      -----             -----           -----           -----           -----
  Dividends from net investment income ($)            (0.33)            (0.33)          (0.35)          (0.33)          (0.32)
  Distributions from capital gains ($)                 --                --             (0.04)          (0.00)            --
                                                      -----             -----           -----           -----           -----
TOTAL DISTRIBUTIONS ($)                               (0.33)            (0.33)          (0.39)          (0.33)          (0.32)
                                                      -----             -----           -----           -----           -----
NET ASSET VALUE, END OF YEAR ($)                       8.10              8.50            8.54            7.79            8.18
                                                      =====             =====           =====           =====           =====
Total return (%)(a)                                    2.28              9.23            5.14           (5.04)           9.32

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)               2,889             2,836           3,982           2,046           2,043
Expense ratio (%)                                      1.79              1.83            1.78            1.90            2.00
Expense ratio after expense reductions (%)             1.79              1.83            1.77            1.90            2.00
Ratio of net investment income to average net
  assets (%)                                           4.06              4.16            3.86            3.88            4.04
Portfolio turnover rate (%)                          125.24             60.48           36.22           24.60           17.47
-----------------------------------------------------------------------------------------------------------------------------
(a)Does not reflect any front-end or contingent deferred sales charges.

STATE STREET RESEARCH TAX-EXEMPT FUND

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (con'd)
------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS S
                                               -------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31
                                               -------------------------------------------------------------------------
                                                  1996              1997            1998            1999            2000
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)            8.24              8.09            8.49            8.52            7.77
                                                 -----             -----           -----           -----           -----
  Net investment income ($)                       0.39              0.42            0.42            0.40            0.39
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)        (0.13)             0.39            0.08           (0.74)           0.40
                                                 -----             -----           -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS ($)              0.26              0.81            0.50           (0.34)           0.79
                                                 -----             -----           -----           -----           -----
  Dividends from net investment income ($)       (0.41)            (0.41)          (0.43)          (0.41)          (0.40)
  Distributions from capital gains ($)             --                --            (0.04)          (0.00)            --
                                                 -----             -----           -----           -----           -----
TOTAL DISTRIBUTIONS ($)                          (0.41)            (0.41)          (0.47)          (0.41)          (0.40)
                                                 -----             -----           -----           -----           -----
NET ASSET VALUE, END OF YEAR ($)                  8.09              8.49            8.52            7.77            8.16
                                                 =====             =====           =====           =====           =====
Total return (%)(a)                               3.30             10.33            6.07           (4.11)          10.44

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)          8,990             8,817          10,713           9,021           8,082
Expense ratio (%)                                 0.79              0.83            0.78            0.90            1.00
Expense ratio after expense reductions (%)        0.79              0.83            0.77            0.90            1.00
Ratio of net investment income to average net
  assets (%)                                      5.04              5.15            4.93            4.88            5.05
Portfolio turnover rate (%)                     125.24             60.48           36.22           24.60           17.47
------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


TO THE TRUSTEES OF STATE STREET RESEARCH
TAX-EXEMPT TRUST AND THE SHAREHOLDERS OF
STATE STREET RESEARCH TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Tax-Exempt Fund (a series of State Street Research Tax-Exempt Trust, hereafter referred to as the "Trust") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2001

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

Class A shares of State Street Research Tax-Exempt Fund returned 10.10% (does not reflect sales charge) for the 12 months ended December 31, 2000. The fund slightly underperformed the Lipper General Municipal Debt Funds Average, which gained 10.83% for the same period, and the Lehman Brothers Municipal Bond Index, which returned 11.68%.

It was an ideal environment for municipal bonds: Interest rates came down, new volume was down, and demand was strong--expecially from high net worth retail investors. The fund delivered solid performance to shareholders, but its shorter-than-average duration hurt performance modestly. High-grade bonds, including insureds, general obligation bonds, escrowed bonds, power and revenue bonds, were the best performers.

We were hurt by our investments in the healthcare, housing and special tax sectors, which performed poorly because of their shorter durations and lower levels of liquidity.

December 31, 2000

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) share or Class B share or 1% Class C share contingent deferred sales charge, where applicable. The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed-rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

                   CHANGE IN VALUE OF $10,000 BASED ON THE
               LEHMAN BROTHERS MUNICIPAL BOND INDEX COMPARED TO
                     CHANGE IN VALUE OF $10,000 INVESTED
                              IN TAX-EXEMPT FUND

                                 CLASS A SHARES

-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
5.15%                             3.83%                          6.02%
-------------------------------------------------------------------------------

                       State Street
                         Research                Lehman Brothers
                      Tax Exempt Fund          Municipal Bond Index

"12/90"                   $ 9,550                    $10,000
"12/91"                    10,667                     11,214
"12/92"                    11,672                     12,203
"12/93"                    13,086                     13,702
"12/94"                    12,183                     12,994
"12/95"                    14,203                     15,262
"12/96"                    14,619                     15,937
"12/97"                    16,105                     17,402
"12/98"                    17,039                     18,530
"12/99"                    16,299                     18,149
"12/00"                    17,945                     20,270

                               CLASS B(1) SHARES

-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
4.07%                             3.63%                          5.89%
-------------------------------------------------------------------------------

                       State Street
                         Research                Lehman Brothers
                      Tax Exempt Fund          Municipal Bond Index
"12/90"                   $10,000                    $10,000
"12/91"                    11,180                     11,214
"12/92"                    12,222                     12,203
"12/93"                    13,645                     13,702
"12/94"                    12,610                     12,994
"12/95"                    14,591                     15,262
"12/96"                    14,905                     15,937
"12/97"                    16,299                     17,402
"12/98"                    17,116                     18,530
"12/99"                    16,251                     18,149
"12/00"                    17,725                     20,270

                                 CLASS B SHARES

-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
4.32%                             3.67%                          5.92%
-------------------------------------------------------------------------------

                       State Street
                         Research                Lehman Brothers
                      Tax Exempt Fund          Municipal Bond Index
"12/90"                   $10,000                    $10,000
"12/91"                    11,180                     11,214
"12/92"                    12,222                     12,203
"12/93"                    13,645                     13,702
"12/94"                    12,610                     12,994
"12/95"                    14,591                     15,262
"12/96"                    14,905                     15,937
"12/97"                    16,299                     17,402
"12/98"                    17,116                     18,530
"12/99"                    16,250                     18,149
"12/00"                    17,766                     20,270

                                 CLASS C SHARES

-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
8.32%                             4.04%                           5.92%
-------------------------------------------------------------------------------

                       State Street
                         Research                Lehman Brothers
                      Tax Exempt Fund          Municipal Bond Index
"12/90"                   $10,000                    $10,000
"12/91"                    11,180                     11,214
"12/92"                    12,222                     12,203
"12/93"                    13,644                     13,702
"12/94"                    12,608                     12,994
"12/95"                    14,572                     15,262
"12/96"                    14,904                     15,937
"12/97"                    16,279                     17,402
"12/98"                    17,115                     18,530
"12/99"                    16,252                     18,149
"12/00"                    17,767                     20,270

                                 CLASS S SHARES

-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
10.44%                             5.07%                          6.70%
-------------------------------------------------------------------------------

                       State Street
                         Research                Lehman Brothers
                      Tax Exempt Fund          Municipal Bond Index
"12/90"                   $10,000                    $10,000
"12/91"                    11,180                     11,214
"12/92"                    12,222                     12,203
"12/93"                    13,690                     13,702
"12/94"                    12,791                     12,994
"12/95"                    14,935                     15,262
"12/96"                    15,428                     15,937
"12/97"                    17,022                     17,402
"12/98"                    18,056                     18,530
"12/99"                    17,314                     18,149
"12/00"                    19,122                     20,270

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
-------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
TAX-EXEMPT FUND                            Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                GERARD P. MAUS
State Street Research                      Treasurer                              STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       DOUGLAS A. ROMICH                      for Finance and Operations
Boston, MA 02111                           Assistant Treasurer                    and Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       FRANCIS J. MCNAMARA, III
State Street Research                      Secretary and General Counsel          DEAN O. MORTON
Service Center                                                                    Former Executive Vice President,
P.O. Box 8408                              DARMAN A. WING                         Chief Operating Officer and
Boston, MA 02266-8408                      Assistant Secretary and                Director, Hewlett-Packard Company
1-800-562-0032                             Assistant General Counsel
                                                                                  SUSAN M. PHILLIPS
CUSTODIAN                                  SUSAN E. BREEN                         Dean, School of Business and
State Street Bank and                      Assistant Secretary                    Public Management, George
Trust Company                                                                     Washington University; former
225 Franklin Street                        AMY L. SIMMONS                         Member of the Board of Governors
Boston, MA 02110                           Assistant Secretary                    of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
LEGAL COUNSEL                                                                     the Commodity Futures Trading
Ropes & Gray                                                                      Commission
One International Place
Boston, MA 02110                                                                  TOBY ROSENBLATT
                                                                                  President, Founders Investments Ltd.
INDEPENDENT ACCOUNTANTS                                                           President, The Glen Ellen Company
PricewaterhouseCoopers LLP
160 Federal Street                                                                MICHAEL S. SCOTT MORTON
Boston, MA 02110                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                               -----------------
STATE STREET RESEARCH TAX-EXEMPT FUND                              PRSRT STD
One Financial Center                                                 AUTO
Boston, MA 02111                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

QUESTIONS? COMMENTS?
E-MAIL us at:
        info@ssrfunds.com
VISIT us on the Internet at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Tax-Exempt Fund prospectus.

When used after March 31, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.


CONTROL NUMBER: (exp0202) SSR-LD                                   TE-1222-0201

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                             NEW YORK TAX-FREE FUND
                             ----------------------

                              ANNUAL REPORT

                              December 31, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

`                             FROM THE CHAIRMAN

                              America's Red-Hot Economy
                              Cooled in 2000

                              PORTFOLIO MANAGER'S REVIEW

                              A Strong Environment for
                              Municipal Bonds

                              FUND INFORMATION

                              Facts and Figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                     FINANCIAL INTERMEDIARIES
                                                              1999
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

FROM THE CHAIRMAN

[Photo of Richard S. Davis]

DEAR SHAREHOLDER:
America's red-hot economy cooled in the second and third quarters of 2000 after six consecutive interest rate hikes by the Federal Reserve Board. The pace of economic expansion was cut in half in a matter of months. Higher interest rates figured into reduced corporate profits, helped slow job creation and finally put a damper on consumer spending while unemployment claims ticked upward. Dwindling consumer confidence translated into a disappointing holiday season for retailers--the worst in a decade despite two additional shopping days.

STOCKS
After a record year in 1999, technology stocks led the markets downward in 2000. The Nasdaq returned -38.29% in its worst year ever. The S&P 500 returned -9.10%.(1) Yet, some major sectors of the market soared. Utilities, healthcare and financial stocks delivered strong, double-digit performance as investors became more defensive as the year wore on. Mid-cap stocks outperformed both small- and large-cap stocks for the year.

BONDS
Bonds were the bright spot in the majority of investor portfolios, as they outperformed most broad stock market indices for the year. Slower economic growth and steady short-term interest rates were encouraging signs. U.S. Treasury bonds were the strongest performers, helped by the federal government's buyback of $30 billion in long-term bonds. Mortgage and municipal bonds did well while corporate bonds lagged. High-yield bonds underperformed on concerns about quality and debt in a slowing economy.

INTERNATIONAL
Higher inflation and projected slower economic growth kept a damper on stock markets in Europe and Asia. Japan failed to make progress toward an economic recovery, and its stock market sank further into negative territory. Smaller Asian markets were hurt by weakness elsewhere and emerging markets lacked strength. For the year, only a handful of markets generated positive returns as measured by Morgan Stanley Capital International: Canada (which held on to some early technology gains), Denmark, Luxembourg and Switzerland among industrialized nations; Venezuela, the Czech Republic and Israel among emerging markets.

OUTLOOK AND OPPORTUNITIES
It's a pleasure to speak directly to shareholders in my new capacity as President and Chief Executive Officer of State Street Research & Management Company. Although 2000 was a challenging year for investors, there have been areas of opportunity among bonds and stocks. The lesson? Diversification is still the best way to reduce the impact of market volatility. Now is a good time to consult your financial professional for a review of your portfolio. As always, we thank you for your business and your confidence in State Street Research funds.

    Sincerely,

/s/ Richard S. Davis

    Richard S. "Dick" Davis
    Chairman

    December 31, 2000

(1) The S&P 500 (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed-rate investment grade municipal bonds, all from issuers larger than $50 million and with maturities greater than two years. The indices do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) 9.70% for Class B(1) shares; 9.70% for Class B shares; 9.68% for Class C shares; 10.78% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume rein- vestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(6) The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 2000)
-------------------------------------------------------------------------------
TOTAL VALUE OF $10,000 INVESTED ON 12/31/90(3)
(Class A shares, at maximum applicable sales charge)

                  "12/90"                    $ 9,550
                  "12/91"                     10,875
                  "12/92"                     11,861
                  "12/93"                     13,424
                  "12/94"                     12,614
                  "12/95"                     14,520
                  "12/96"                     15,054
                  "12/97"                     16,442
                  "12/98"                     17,416
                  "12/99"                     16,567
                  "12/00"                     18,304

AVERAGE ANNUAL TOTAL RETURNS
(at maximum applicable sales charge)(3)(4)(5)(6)
--------------------------------------------------------------------------
                             10 YEARS         5 YEARS           1 YEAR
--------------------------------------------------------------------------
Class A                       6.23%            3.78%             5.51%
--------------------------------------------------------------------------
Class B(1)                    6.12%            3.63%             4.70%
--------------------------------------------------------------------------
Class B                       6.12%            3.63%             4.70%
--------------------------------------------------------------------------
Class C                       6.13%            3.99%             8.68%
--------------------------------------------------------------------------
Class S                       6.93%            5.00%            10.78%
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(does not reflect sales charge)(3)(5)(6)
--------------------------------------------------------------------------

                           10 YEARS         5 YEARS           1 YEAR
--------------------------------------------------------------------------
Class A                       6.73%            4.74%            10.48%
--------------------------------------------------------------------------
Class B(1)                    6.13%            3.97%             9.70%
--------------------------------------------------------------------------
Class B                       6.13%            3.97%             9.70%
--------------------------------------------------------------------------
Class C                       6.14%            3.99%             9.68%
--------------------------------------------------------------------------
Class S                       6.94%            5.00%            10.78%
--------------------------------------------------------------------------

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

                                                            TAXABLE
                                                        EQUIVALENT YIELD
                                                          (36% federal
                                        YIELD             tax bracket)
--------------------------------------------------------------------------
Class A                                  4.27%                6.67%
--------------------------------------------------------------------------
Class B(1)                               3.78%                5.91%
--------------------------------------------------------------------------
Class B                                  3.78%                5.91%
--------------------------------------------------------------------------
Class C                                  3.77%                5.89%
--------------------------------------------------------------------------
Class S                                  4.77%                7.45%
--------------------------------------------------------------------------

Yield is based on net investment income for the 30 days ended December 31, 2000. While a substantial portion of income will be exempt from federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax. Investors should consult their tax adviser.

PORTFOLIO MANAGER'S REVIEW
New York Tax-Free Fund: A Strong Environment for Municipal Bonds


[Photo of Paul Clifford]

Paul Clifford
Portfolio Manager

We spoke with Paul Clifford, portfolio manager of State Street Research New York Tax-Free Fund, about the year ended December 31, 2000 and his outlook for the period ahead.

Q: HOW DID THE FUND PERFORM LAST YEAR?
A: Class A shares returned 10.48% (does not reflect sales charge) for the 12 months ended December 31, 2000.(2) The fund underperformed the Lehman Brothers Municipal Bond Index, which returned 11.68%.(1)

Q: WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?
A: Overall, the market environment was favorable for municipal bonds: Interest rates came down, new volume was down, and demand was strong--especially from high net worth retail investors. That said, although we expected an economic slowdown, we underestimated the severity of the downturn. The fund's shorter-than-average duration hurt performance modestly. (Duration is a measure of a fund's sensitivity to changing interest rates.)

Q: WHAT WERE THE FUND'S DISAPPOINTMENTS?
A: We were hurt by our investments in the healthcare, housing and special tax sectors, which performed poorly because of their shorter durations and lower levels of liquidity.

Q: WHAT INVESTMENTS OFFERED THE BEST OPPORTUNITY DURING THE YEAR?
A: High-grade bonds were the best performers, including insureds, escrowed, power, revenue and general obligation bonds. New York Dormitory Authority, Monroe County and Puerto Rico sewer bonds were the strongest performers among New York general obligation bonds.

Q: WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD?
A: In general, we expect a continued positive environment for bonds. Despite the surge in the price of oil, inflation remains in check. Economic growth has slowed dramatically, both in the U.S. and overseas, which should lead to lower interest rates worldwide. In addition, investors have reallocated back into fixed income investments in response to the ongoing volatility in the equity markets. We believe there is significant opportunity among municipal bonds going forward.


December 31, 2000


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

BOND QUALITY RATINGS*
(by percentage of long-term investments)

                  AAA                        29%
                  A                          24%
                  AA                         20%
                  BBB                        19%
                  BB                          8%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.
* 19% of the above bonds were not rated but were included among relevant rating categories as determined by the fund's manager.

TOP 5 SECTORS
(by percentage of net assets)

                  GENERAL OBLIGATION         18.5%
                  WATER/SEWER                13,4%
                  LIFE CARE                   9.9%
                  SPECIAL/SALES TAX           9.5%
                  COLLEGE & UNIVERSITY        8.8%
Total: 60.1%

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
December 31, 2000

-----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                DATE               (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.6%

GENERAL OBLIGATION 18.5%

City of New York, General Obligation Bonds, Fiscal
1995 Series F, 6.375% ................................      $  500,000            2/15/2006            $  542,515

County of Onondaga, New York, General Improvement
(Serial) Bonds, 1992, 5.70% ..........................       2,000,000            4/01/2007             2,159,660

Commonwealth of Puerto Rico, General Obligation Public
Improvement Refunding Bonds, Series 1998, 5.25% ......       1,000,000            7/01/2012             1,067,640

County of Nassau, New York, General Obligation
Refunding Bonds, Series G, MBIA Insured, 5.45% .......       1,000,000            1/15/2015             1,064,740

Commonwealth of Puerto Rico, General Obligation Public
Improvement Refunding Bonds, Series 1995A, MBIA
Insured, 5.65% .......................................       1,000,000            7/01/2015             1,122,590

County of Monroe, New York, Public Improvement
Refunding Bonds, Series A, 6.00% .....................       1,535,000            3/01/2017             1,738,464

Commonwealth of Puerto Rico, General Obligation
Refunding Bonds, Series 1999, MBIA Insured, 0.00% ....       1,000,000            7/01/2017               441,460

City of New York, General Obligation Refunding Bonds,
Series H, 6.00% ......................................       1,500,000            8/01/2017             1,604,385

County of Orange, New York, Various Purposes Serial
Bonds-1997, 5.125% ...................................       1,000,000            9/01/2019             1,005,840
                                                                                                      -----------
                                                                                                       10,747,294
                                                                                                      -----------
AIRPORT 1.8%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, MBIA Insured, Subject to AMT, 5.75%    1,000,000           12/01/2022             1,046,750
                                                                                                      -----------
CERTIFICATES OF PARTICIPATION 2.1%

City of Syracuse, New York, (Syracuse Hancock
International Airport), Certificates of Participation,
Series 1992, Subject to AMT, 6.60% ...................       1,185,000            1/01/2006             1,231,073
                                                                                                      -----------
COLLEGE & UNIVERSITY 8.8%

Dormitory Authority of the State of New York, Canisius
College, Revenue Bonds, Series 1995, CapMAC Insured,
0.00% ................................................       1,550,000            7/01/2013               843,572

Dormitory Authority of the State of New York,
Montefiore Medical Center, FHA-Insured Mortgage
Hospital Revenue Bonds, Series 1996, AMBAC Insured,
5.25% ................................................       1,000,000            2/01/2015             1,025,750

Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series C, FSA Insured, 5.75% .........................       1,000,000            5/15/2016             1,106,960

Dormitory Authority of the State of New York, City
University System Consolidated, Series A, AMBAC
Insured, 5.625% ......................................       1,000,000            7/01/2016             1,094,040

Tompkins County Industrial Development Agency, Civic
Facility Revenue Bonds, Series 2000 Cornell University
Project, 5.625% ......................................       1,000,000            7/01/2020             1,047,210
                                                                                                      -----------
                                                                                                        5,117,532
                                                                                                      -----------
HOSPITAL/HEALTHCARE 7.6%

Dormitory Authority of the State of New York, Nyack
Hospital Revenue Bonds, Series 1996, 6.00% ...........       1,500,000            7/01/2006             1,519,545

Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
Series 1997B, 5.50% ..................................       1,000,000            8/15/2017             1,028,920

County of Suffolk, New York, Industrial Development
Agency, Civic Facility Revenue Bonds, Series, 1999A,
(The Southampton Hospital Association Civic
Facility), 7.25% .....................................       2,000,000            1/01/2030             1,838,040
                                                                                                      -----------
                                                                                                        4,386,505
                                                                                                      -----------
LEASE 7.1%

Lyons Community Health Initatives Corp., Facility
Revenue Bonds, Series 1994, 6.55% ....................         470,000            9/01/2009               502,214

Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1993 A, 5.50% .................................       2,500,000            5/15/2019             2,636,525

Lyons Community Health Initiatives Corp., (New York),
Facility Revenue Bonds, Series 1994, 6.80% ...........         940,000            9/01/2024               998,543
                                                                                                      -----------
                                                                                                        4,137,282
                                                                                                      -----------
LIFE CARE 9.9%

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.70% ................................       1,430,000            6/01/2011             1,475,445

Orange County Industrial Development Agency Life Care
Community Revenue Bonds, The Glen Arden, Inc. Project
Series 1998, 5.625% ..................................       1,000,000            1/01/2018               835,840

City of Mount Vernon, New York, Industrial Development
Agency, Civic Facility Revenue Bonds, Series 1999,
(Wartburg Senior Housing, Incorporated/ Meadowview at
the Wartburg Civic Facility), 6.15% ..................       1,000,000            6/01/2019               889,090

County of Suffolk, New York, Industrial Development
Agency, Continuing Care Retirement Community, First
Mortgage Fixed Rate Revenue Bonds, (Jefferson's Ferry
Project-Series 1999A), 7.20% .........................       1,500,000           11/01/2019             1,486,080

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.875% ...............................       1,000,000            6/01/2024             1,030,320
                                                                                                      -----------
                                                                                                        5,716,775
                                                                                                      -----------

MULTI-FAMILY HOUSING 0.5%

New York State Housing Finance Agency, Multi-Family
Housing Revenue Bonds, (Secured Mortgage Program),
1992 Series F, Subject to AMT, 6.625% ................         290,000            8/15/2012               303,891
                                                                                                      -----------
POWER 1.7%

Long Island Power Authority, Electric System General
Revenue Bonds, Series 1998A, FSA Insured, 0.00% ......       2,000,000           12/01/2014             1,006,300
                                                                                                      -----------
PRE-REFUNDED BONDS 4.0%

City of New York, General Obligation Bonds, Fiscal
1995 Series F, Pre-Refunded to 2/15/2005 @ 101, 6.375%       1,095,000            2/15/2006             1,198,072

New York State Thruway Authority, Service Contract
Revenue Bonds, Pre-Refunded to 4/1/2005 @ 102, 6.25% .       1,000,000            4/01/2014             1,102,160
                                                                                                      -----------
                                                                                                        2,300,232
                                                                                                      -----------
SINGLE-FAMILY HOUSING 6.5%

State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 45, 7.20% ......................       2,000,000           10/01/2017             2,126,740

State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 55, 5.95% ......................       1,550,000           10/01/2017             1,605,087
                                                                                                      -----------
                                                                                                        3,731,827
                                                                                                      -----------
SPECIAL/SALES TAX 9.5%

New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% .........................       2,000,000            4/01/2014             2,249,780

Commonwealth of Puerto Rico Infrastructure, Series A,
5.50% ................................................       1,000,000           10/01/2017             1,064,190

New York City Transitional Finance Authority, Future
Tax Secured Bonds, Fiscal 2000 Series C, 5.875% ......       1,000,000           11/01/2017             1,091,130

Virgin Islands Public Finance Authority, Revenue
Bonds, (Virgin Islands Gross Receipts Taxes Loan,
Note), Series 1999A, 6.375% ..........................       1,000,000           10/01/2019             1,061,820
                                                                                                      -----------
                                                                                                        5,466,920
                                                                                                      -----------
STRUCTURED FINANCINGS 5.4%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ................................       3,000,000           10/01/2011             3,124,170
                                                                                                      -----------

TOLL ROADS/TURNPIKE AUTHORITIES 1.8%

New York State Thruway Authority, Local Highway and
Bridge Service Contract Bonds Series 1999, 5.75% .....       1,000,000            4/01/2019             1,064,390
                                                                                                      -----------
WATER & SEWER 13.4%

City of Niagara Falls, Niagara County, New York, Water
Treatment Plant Bonds, Series 1994, MBIA Insured,
Subject to AMT, 8.50% ................................       1,000,000           11/01/2006             1,208,560

New York State Environmental Facilities Corporation,
State Water Pollution Control, Revolving Fund Revenue
Bonds, Series 1994 D, (Pooled Loan Issue), 6.70% .....       2,000,000           11/15/2009             2,203,760

Commonwealth of Puerto Rico, Aqueduct and Sewer
Authority, General Revenue Bonds, 6.25% ..............       1,525,000            7/01/2012             1,763,907

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Fiscal 2001, Series B,
5.125% ...............................................       1,000,000            6/15/2031               985,560

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Fiscal 2000 Series B,
6.00% ................................................       1,500,000            6/15/2033             1,630,665
                                                                                                      -----------
                                                                                                        7,792,452
                                                                                                      -----------
Total Municipal Bonds (Cost $53,585,789) ..................................................            57,173,393
                                                                                                      -----------

SHORT-TERM OBLIGATIONS 0.2%

Long Island Power Authority, New York, Electric System
Subordinated Revenue Bonds, Series 6, 4.90% ..........         100,000            1/02/2001(+)           100,000
                                                                                                      -----------
Total Short-Term Obligations (Cost $100,000) ..............................................               100,000
                                                                                                      -----------
Total Investments (Cost $53,685,789) - 98.8% ..............................................            57,273,393

Cash and Other Assets, Less Liabilities - 1.2% ............................................               704,314
                                                                                                      -----------
Net Assets - 100.0% .......................................................................           $57,977,707

Federal Income Tax Information:
At December 31, 2000, the net unrealized appreciation of investments based on cost for federal income tax purposes of $53,685,789 was as follows:

Aggregate gross unrealized appreciation for all investments in which
  there is an excess of value over tax cost ..........................................                $ 3,749,067

Aggregate gross unrealized depreciation for all investments in which
  there is an excess of tax cost over value ..........................................                   (161,463)
                                                                                                      -----------
                                                                                                      $ 3,587,604
                                                                                                      ===========
-----------------------------------------------------------------------------------------------------------------
(+) Interest rates on this obligation may reset daily.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 2000

ASSETS
Investments, at value (Cost $53,685,789) (Note 1) ..............    $57,273,393
Cash ...........................................................         69,206
Receivable for securities sold .................................      2,021,460
Interest receivable ............................................        915,472
Receivable from Distributor (Note 3) ...........................         81,287
Receivable for fund shares sold ................................          8,351
Other assets ...................................................          6,568
                                                                    -----------
                                                                     60,375,737
LIABILITIES
Payable for securities purchased ...............................      2,083,640
Accrued management fee (Note 2) ................................         52,135
Dividends payable ..............................................         46,789
Accrued distribution and service fees (Note 5) .................         38,716
Accrued transfer agent and shareholder services
  (Note 2) .....................................................         37,120
Payable for fund shares redeemed ...............................         17,443
Accrued trustees' fees (Note 2) ................................         12,056
Accrued administration fee (Note 2) ............................          7,011
Other accrued expenses .........................................        103,120
                                                                    -----------
                                                                      2,398,030
                                                                    -----------
NET ASSETS .....................................................    $57,977,707
                                                                    ===========
Net Assets consist of:
  Undistributed net investment income ..........................    $    95,504
  Unrealized appreciation of investments .......................      3,587,604
  Accumulated net realized loss ................................     (1,609,421)
  Paid-in capital ..............................................     55,904,020

                                                                    -----------
                                                                    $57,977,707
                                                                    ===========
Net Asset Value and redemption price per share of Class A shares
  ($18,389,673 / 2,261,616 shares) .............................          $8.13
                                                                          =====
Maximum Offering Price per share of Class A shares ($8.13 / .955)         $8.51
                                                                          =====
Net Asset Value and offering price per share of
  Class B(1) shares ($4,665,068 / 573,826 shares)* .............          $8.13
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($12,626,509 / 1,552,600 shares)* .............          $8.13
                                                                          =====
Net Asset Value and offering price per share of
  Class C shares ($786,256 / 96,593 shares)* ...................          $8.14
                                                                          =====
Net Asset Value, offering price and redemption price per share
  of Class S shares ($21,510,201 / 2,641,831 shares) ...........          $8.14
                                                                          =====

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the year ended December 31, 2000

INVESTMENT INCOME
Interest .......................................................    $ 3,487,714

EXPENSES
Management fee (Note 2) ........................................        318,536
Transfer agent and shareholder services (Note 2) ...............        177,535
Custodian fee ..................................................        124,030
Reports to shareholders ........................................         70,625
Distribution and service fees - Class A (Note 5) ...............         51,773
Distribution and service fees - Class B(1) (Note 5) ............         37,833
Distribution and service fees - Class B (Note 5) ...............        130,507
Distribution and service fees - Class C (Note 5) ...............          7,402
Administration fee (Note 2) ....................................         33,323
Audit fee ......................................................         17,410
Trustees' fees (Note 2) ........................................         12,056
Registration fees ..............................................         11,948
Legal fees .....................................................          4,619
Miscellaneous ..................................................         26,482
                                                                    -----------
                                                                      1,024,079
Expenses borne by the Distributor (Note 3) .....................       (298,808)
Fees paid indirectly (Note 2) ..................................         (5,476)
                                                                    -----------
                                                                        719,795
                                                                    -----------
Net investment income ..........................................      2,767,919
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ...............       (172,680)
Change in unrealized appreciation of investments ...............      3,072,239
                                                                    -----------

Net gain on investments ........................................      2,899,559
                                                                    -----------

Net increase in net assets resulting from operations ...........    $ 5,667,478
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEARS ENDED DECEMBER 31
                                                   ----------------------------
                                                      1999              2000
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................      $ 3,046,769      $ 2,767,919
Net realized loss on investments ............       (1,386,549)        (172,680)
Change in unrealized appreciation
  (depreciation) of investments .............       (5,120,673)       3,072,239
                                                   -----------      -----------
Net increase (decrease) resulting from
  operations ................................       (3,460,453)       5,667,478
                                                   -----------      -----------
Dividends from net investment income:
  Class A ...................................         (954,320)        (880,852)
  Class B(1) ................................          (83,476)        (154,443)
  Class B ...................................         (638,590)        (534,008)
  Class C ...................................          (32,711)         (30,284)
  Class S ...................................       (1,299,386)      (1,120,298)
                                                   -----------      -----------
                                                    (3,008,483)      (2,719,885)
                                                   -----------      -----------
Distribution from capital gains:
  Class A ...................................          (81,525)            --
  Class B(1) ................................           (3,858)            --
  Class B ...................................          (68,596)            --
  Class C ...................................           (4,565)            --
  Class S ...................................         (108,103)            --
                                                   -----------      -----------
                                                      (266,647)            --
                                                   -----------      -----------
Net decrease from fund share
  transactions (Note 7) .....................         (772,996)      (9,192,221)
                                                   -----------      -----------
Total decrease in net assets ................       (7,508,579)      (6,244,628)
NET ASSETS
Beginning of year ...........................       71,730,914       64,222,335
                                                   -----------      -----------
End of year (including undistributed net
  investment income of $47,470 and
  $95,504, respectively) ....................      $64,222,335      $57,977,707
                                                   ===========      ===========

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 2000

NOTE 1

State Street Research New York Tax-Free Fund (the "fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research New York Tax-Free Fund and State Street Research Tax-Exempt Fund.

The investment objective of the fund is to seek a high level of interest income exempt from federal income taxes and New York State and New York City personal income taxes. To achieve its investment objective, the fund intends to invest primarily in securities which are issued by or on behalf of New York State or its political subdivisions and by other governmental entities.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50%. From January 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 2000, the fund had a capital loss carryforward of $1,565,329 available, to the extent provided in regulations, to offset future capital gains, if any, of which $1,037,719 and $527,610 expire on December 31, 2007 and 2008, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve- month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through December 31, 1999, the fund incurred net capital losses of $353,690 and has deferred and treated such losses as arising in the fiscal year ended December 31, 2000.

F. FUTURES CONTRACTS
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records realized gain or loss equal to the differences between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the year ended December 31, 2000, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended December 31, 2000, the fees pursuant to such agreement amounted to $318,536.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. During the year ended December 31, 2000, the amount of such expenses was $52,430.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the year ended December 31, 2000 the fund's transfer agent fees were reduced by $5,476 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $12,056 during the year ended December 31, 2000.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research Funds. During the year ended December 31, 2000, the amount of such expenses was $33,323.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the year ended December 31, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $298,808.

NOTE 4

For the year ended December 31, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $13,071,547 and $21,994,933, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, beginning May 1, 2000, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended December 31, 2000, fees pursuant to such plans amounted to $51,773, $37,833, $130,507 and $7,402 for Class A, Class B(1), Class B and Class
C shares, respectively.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $12,949 and $41,110, respectively, on sales of Class A shares of the fund during the year ended December 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $49,507 on sales of Class B(1) shares, and that the Distributor collected contingent deferred sales charges aggregating $23,614 and $19,991 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

NOTE 6

Under normal circumstances at least 80% of the fund's net assets will be invested in New York Municipal Obligations. New York State and New York City face potential economic problems due to various financial, social, economic and political factors which could seriously affect their ability to meet continuing obligations for principal and interest payments. Also, the fund is able to invest up to 25% of total assets in a single industry. Accordingly, the fund's investments may be subject to greater risk than those in a fund with more restrictive concentration limits.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 2000, the Adviser owned 59,032 Class C shares and MetLife owned 58,907 Class B(1) shares of the Fund.

These transactions break down by share class as follows:

                                                           YEARS ENDED DECEMBER 31
                                          ------------------------------------------------------------
                                                    1999                             2000
                                          ---------------------------  -------------------------------
CLASS A                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       520,708       $ 4,275,370        295,567       $ 2,315,163
Issued upon reinvestment of:
    Dividends from net investment
      income ........................        89,495           727,617         83,710           655,392
    Distribution from capital gains .         8,418            71,053        --               --
Shares redeemed .....................      (570,126)       (4,668,864)      (728,835)       (5,673,555)
                                           --------       -----------       --------       -----------
Net increase (decrease)..............        48,495       $   405,176       (349,558)      $(2,703,000)
                                           ========       ===========       ========       ===========

CLASS B(1)                                SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       491,240       $ 4,036,956        192,031       $ 1,508,078
Issued upon reinvestment of:
    Dividends from net investment
      income ........................         6,654            52,914         14,671           114,937
    Distribution from capital gains .           405             3,418        --               --
Shares redeemed .....................        (6,295)          (50,855)      (124,880)         (971,709)
                                           --------       -----------       --------       -----------
Net increase ........................       492,004       $ 4,042,433         81,822       $   651,306
                                           ========       ===========       ========       ===========

CLASS B                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        68,160       $   552,939         30,033       $   231,539
Issued upon reinvestment of:
    Dividends from net investment
      income ........................        60,019           488,846         50,518           395,434
    Distribution from capital gains .         7,405            62,502        --               --
Shares redeemed .....................      (460,551)       (3,763,001)      (465,578)       (3,607,736)
                                           --------       -----------       --------       -----------
Net decrease ........................      (324,967)      $(2,658,714)      (385,027)      $(2,980,763)
                                           ========       ===========       ========       ===========

CLASS C                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        30,640       $   260,382         13,040       $   101,514
Issued upon reinvestment of:
    Dividends from net investment
      income ........................         1,013             8,249            851             6,666
    Distribution from capital gains .           207             1,749        --               --
Shares redeemed .....................       (68,855)         (580,972)       (11,938)          (92,322)
                                           --------       -----------       --------       -----------
Net increase (decrease) .............       (36,995)      $  (310,592)         1,953       $    15,858
                                           ========       ===========       ========       ===========

CLASS S                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        40,975       $   329,645         21,259       $   166,090
Issued upon reinvestment of:
    Dividends from net investment
      income ........................       116,896           952,492         95,122           747,692
    Distribution from capital gains .        11,241            94,986        --               --
Shares redeemed .....................      (448,885)       (3,628,422)      (654,752)       (5,089,404)
                                           --------       -----------       --------       -----------
Net decrease ........................      (279,773)      $(2,251,299)      (538,371)      $(4,175,622)
                                           ========       ===========       ========       ===========

---------------------------------------------------------------------------------------------------------

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each year:

                                                                                CLASS A
                                                  -----------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31
                                                  -----------------------------------------------------------------------
                                                     1996            1997            1998            1999            2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)               8.23            8.13            8.48            8.52            7.72
                                                     ----            ----            ----            ----            ----
  Net investment income ($)*                         0.38            0.39            0.39            0.40            0.38
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)           (0.09)           0.35            0.09           (0.77)           0.41
                                                     ----            ----            ----            ----            ----
TOTAL FROM INVESTMENT OPERATIONS ($)                 0.29            0.74            0.48           (0.37)           0.79
                                                     ----            ----            ----            ----            ----
  Dividends from net investment income ($)          (0.39)          (0.39)          (0.40)          (0.40)          (0.38)
  Distributions from capital gains ($)                --              --            (0.04)          (0.03)            --
                                                     ----            ----            ----            ----            ----
TOTAL DISTRIBUTIONS ($)                             (0.39)          (0.39)          (0.44)          (0.43)          (0.38)
                                                     ----            ----            ----            ----            ----
NET ASSET VALUE, END OF YEAR ($)                     8.13            8.48            8.52            7.72            8.13
                                                     ====            ====            ====            ====            ====
Total return(a) (%)                                  3.68            9.22            5.92           (4.87)          10.48

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)            19,636          20,193          21,831          20,158          18,390
Expense ratio (%)*                                   1.10            1.10            1.12            1.11            1.14
Expense ratio after expense reductions (%)*          1.10            1.10            1.10            1.10            1.13
Ratio of net investment income to average net
  assets (%)*                                        4.76            4.88            4.55            4.54            4.89
Portfolio turnover rate (%)                         89.14           50.92           32.86           43.02           22.78

* Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                0.01            0.01            0.01            0.02            0.04


                                                                                                           CLASS B(1)
                                                                                                      --------------------
                                                                                                          YEARS ENDED
                                                                                                          DECEMBER 31
                                                                                                      --------------------
                                                                                                       1999(b)        2000
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                                    8.52        7.72
                                                                                                          ----        ----
  Net investment income ($)*                                                                              0.34        0.33
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)                                                                (0.77)       0.40
                                                                                                          ----        ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                     (0.43)       0.73
                                                                                                          ----        ----
  Dividends from net investment income ($)                                                               (0.34)      (0.32)
  Distribution from capital gains ($)                                                                    (0.03)       --
                                                                                                          ----        ----
TOTAL DISTRIBUTIONS ($)                                                                                  (0.37)      (0.32)
                                                                                                          ----        ----
NET ASSET VALUE, END OF YEAR ($)                                                                          7.72        8.13
                                                                                                          ----        ----
                                                                                                          ----        ----
Total return(a) (%)                                                                                      (5.58)       9.70

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                                                                                             3,797       4,665
Expense ratio (%)*                                                                                        1.86        1.86
Expense ratio after expense reductions
  (%)*                                                                                                    1.85        1.85
Ratio of net investment income to
  average net assets (%)*                                                                                 3.88        4.16
Portfolio turnover rate (%)                                                                              43.02       22.78
* Reflects voluntary reduction of
  expenses per share of these amounts
  (Note 3) ($)                                                                                            0.02        0.03

--------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(b) January 1, 1999 (commencement of shares class) to December 31, 1999.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
                                                      ------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31
                                                      ------------------------------------------------------------------------
                                                         1996             1997            1998            1999            2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                   8.23             8.13            8.48            8.52            7.72
                                                         ----             ----            ----            ----            ----
  Net investment income ($)*                             0.32             0.33            0.32            0.34            0.33
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)               (0.09)            0.35            0.10           (0.77)           0.40
                                                         ----             ----            ----            ----            ----
TOTAL FROM INVESTMENT OPERATIONS ($)                     0.23             0.68            0.42           (0.43)           0.73
                                                         ----             ----            ----            ----            ----
  Dividends from net investment income ($)              (0.33)           (0.33)          (0.34)          (0.34)          (0.32)
  Distributions from capital gains ($)                    --                --           (0.04)          (0.03)            --
                                                         ----             ----            ----            ----            ----
TOTAL DISTRIBUTIONS ($)                                 (0.33)           (0.33)          (0.38)          (0.37)          (0.32)
                                                         ----             ----            ----            ----            ----
NET ASSET VALUE, END OF YEAR ($)                         8.13             8.48            8.52            7.72            8.13
                                                         ====             ====            ====            ====            ====
Total return(a) (%)                                      2.91             8.41            5.14           (5.58)           9.70

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                16,824           17,426          19,273          14,957          12,627
Expenses ratio (%)*                                      1.85             1.85            1.87            1.86            1.86
Expenses ratio after expense reductions (%)*             1.85             1.85            1.85            1.85            1.85
Ratio of net investment income to average net
  assets (%)*                                            4.01             4.12            3.81            3.78            4.17
Portfolio turnover rate (%)                             89.14            50.92           32.86           43.02           22.78

* Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                    0.01             0.01            0.01            0.02            0.04


                                                                                     CLASS C
                                                      ------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31
                                                      ------------------------------------------------------------------------
                                                         1996             1997            1998            1999            2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                   8.23             8.13            8.49            8.52            7.73
                                                         ----             ----            ----            ----            ----
  Net investment income ($)*                             0.32             0.34            0.32            0.35            0.33
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)               (0.09)            0.35            0.09           (0.77)           0.40
                                                         ----             ----            ----            ----            ----
TOTAL FROM INVESTMENT OPERATIONS ($)                     0.23             0.69            0.41           (0.42)           0.73
                                                         ----             ----            ----            ----            ----
  Dividends from net investment income ($)              (0.33)           (0.33)          (0.34)          (0.34)          (0.32)
  Distributions from capital gains ($)                    --                --           (0.04)          (0.03)            --
                                                         ----             ----            ----            ----            ----
TOTAL DISTRIBUTIONS ($)                                 (0.33)           (0.33)          (0.38)          (0.37)          (0.32)
                                                         ----             ----            ----            ----            ----
NET ASSET VALUE, END OF YEAR ($)                         8.13             8.49            8.52            7.73            8.14
                                                         ----             ----            ----            ----            ----
                                                         ----             ----            ----            ----            ----
Total return(a) (%)                                      2.90             8.53            5.01           (5.46)           9.68

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                   622              805           1,122             731             786
Ratio of operating expenses to average net
  assets (%)*                                            1.85             1.85            1.87            1.86            1.86
Expense ratioafter expense reductions  (%)*              1.85             1.85            1.85            1.85            1.85
Ratio of net investment income to average net
  assets (%)*                                            4.03             4.11            3.80            3.78            4.17

Portfolio turnover rate (%)                             89.14            50.92           32.86           43.02           22.78

*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                    0.01             0.01            0.01            0.02            0.04

------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS S
                                                       -----------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31
                                                       -----------------------------------------------------------------------
                                                         1996             1997            1998            1999            2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                   8.24             8.14            8.49            8.53            7.73
                                                         ----             ----            ----            ----            ----
  Net investment income ($)*                             0.40             0.43            0.41            0.42            0.41
  Net realized and unrealized gain (loss) on
    investments and futures contracts ($)               (0.09)            0.33            0.09           (0.77)           0.40
                                                         ----             ----            ----            ----            ----
TOTAL FROM INVESTMENT OPERATIONS ($)                     0.31             0.76            0.50           (0.35)           0.81
                                                         ----             ----            ----            ----            ----
  Dividends from net investment income ($)              (0.41)           (0.41)          (0.42)          (0.42)          (0.40)
  Distributions from capital gains ($)                    --               --            (0.04)          (0.03)            --
                                                         ----             ----            ----            ----            ----
TOTAL DISTRIBUTIONS ($)                                 (0.41)           (0.41)          (0.46)          (0.45)          (0.40)
                                                         ----             ----            ----            ----            ----
NET ASSET VALUE, END OF YEAR ($)                         8.14             8.49            8.53            7.73            8.14
                             ==                          ====             ====            ====            ====            ====
Total return(a) (%)                                      3.93             9.48            6.18           (4.63)          10.78

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                34,050           31,759          29,505          27,579          21,510
Expense ratio (%)*                                       0.85             0.85            0.87            0.86            0.86
Expense ratio after expense reductions (%)*              0.85             0.85            0.85            0.85            0.85
Ratio of net investment income to average net
  assets (%)*                                            5.01             5.13            4.81            4.79            5.17
Portfolio turnover rate (%)                             89.14            50.92           32.86           43.02           22.78
* Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                    0.01             0.01            0.01            0.02            0.04

------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

-------------------------------------------------------------------------------
REPORT OF IDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------


TO THE TRUSTEES OF STATE STREET RESEARCH
TAX-EXEMPT TRUST AND THE SHAREHOLDERS OF
STATE STREET RESEARCH NEW YORK TAX-FREE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research New York Tax-Free Fund (a series of State Street Research Tax-Exempt Trust, hereafter referred to as the "Trust") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2001

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
-------------------------------------------------------------------------------

Class A shares of State Street Research New York Tax-Free Fund returned 10.48% (does not reflect sales charge) for the 12 months ended December 31, 2000. The fund underperformed the Lipper New York Municipal Debt Funds Average, which gained 11.72% for the same period, and the Lehman Brothers Municipal Bond Index, which returned 11.68%.

Although the market environment was favorable for municipal bonds we underestimated the severity of the economic downturn and positioned the fund with shorter-than-average duration. That hurt performance modestly. Our investments in the healthcare, housing and special tax sectors performed poorly because of their shorter duration and lower levels of liquidity.

High-grade bonds were the best performers, including insureds, escrowed, power, revenue and general obligation bonds. New York Dormitory Authority, Monroe County, and Puerto Rico sewer bonds were the strongest performers among New York general obligation bonds.

December 31, 2000

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) share or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower. The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed-rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.
                     CHANGE IN VALUE OF $10,000 BASED ON
                   THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    COMPARED TO CHANGE IN VALUE OF $10,000
                      INVESTED IN NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
5.51%                             3.78%                          6.23%
-------------------------------------------------------------------------------

                                 CLASS A SHARES

                                 New York                   Lehman Brothers
                               Tax-Free Fund              Municipal Bond Index
"12/90"                          $ 9,550                        $10,000
"12/91"                           10,875                         11,214
"12/92"                           11,861                         12,203
"12/93"                           13,424                         13,702
"12/94"                           12,614                         12,994
"12/95"                           14,520                         15,262
"12/96"                           15,054                         15,937
"12/97"                           16,442                         17,402
"12/98"                           17,416                         18,530
"12/99"                           16,567                         18,149
"12/00"                           18,304                         20,270

                               CLASS B(1) SHARES
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
4.70%                             3.63%                          6.12%
-------------------------------------------------------------------------------

                                 New York                   Lehman Brothers
                               Tax-Free Fund              Municipal Bond Index
"12/90"                          $10,000                        $10,000
"12/91"                           11,387                         11,214
"12/92"                           12,420                         12,203
"12/93"                           13,998                         13,702
"12/94"                           13,055                         12,994
"12/95"                           14,916                         15,262
"12/96"                           15,349                         15,937
"12/97"                           16,640                         17,402
"12/98"                           17,496                         18,530
"12/99"                           16,519                         18,149
"12/00"                           18,121                         20,270

                                 CLASS B SHARES
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
4.70%                             3.63%                          6.12%
-------------------------------------------------------------------------------

                                 New York                   Lehman Brothers
                               Tax-Free Fund              Municipal Bond Index
"12/90"                          $10,000                        $10,000
"12/91"                           11,387                         11,214
"12/92"                           12,420                         12,203
"12/93"                           13,998                         13,702
"12/94"                           13,055                         12,994
"12/95"                           14,916                         15,262
"12/96"                           15,349                         15,937
"12/97"                           16,640                         17,402
"12/98"                           17,496                         18,530
"12/99"                           16,519                         18,149
"12/00"                           18,120                         20,270

                                 CLASS C SHARES
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
8.68%                             3.99%                          6.13%
-------------------------------------------------------------------------------

                                 New York                   Lehman Brothers
                               Tax-Free Fund              Municipal Bond Index
"12/90"                          $10,000                        $10,000
"12/91"                           11,387                         11,214
"12/92"                           12,420                         12,203
"12/93"                           14,013                         13,702
"12/94"                           13,052                         12,994
"12/95"                           14,912                         15,262
"12/96"                           15,345                         15,937
"12/97"                           16,654                         17,402
"12/98"                           17,488                         18,530
"12/99"                           16,533                         18,149
"12/00"                           18,134                         20,270

                                 CLASS S SHARES
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------
1 Year                           5 Years                        10 Years
-------------------------------------------------------------------------------
10.78%                            5.00%                          6.93%
-------------------------------------------------------------------------------

                                 New York                   Lehman Brothers
                               Tax-Free Fund              Municipal Bond Index
"12/90"                          $10,000                        $10,000
"12/91"                           11,387                         11,214
"12/92"                           12,420                         12,203
"12/93"                           14,093                         13,702
"12/94"                           13,276                         12,994
"12/95"                           15,317                         15,262
"12/96"                           15,919                         15,937
"12/97"                           17,428                         17,402
"12/98"                           18,505                         18,530
"12/99"                           17,648                         18,149
"12/00"                           19,550                         20,270

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
-------------------------------------------------------------------------------------------------------------



FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
NEW YORK TAX-FREE FUND                     Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                GERARD P. MAUS
State Street Research                      Treasurer                              STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       DOUGLAS A. ROMICH                      for Finance and Operations and
Boston, MA 02111                           Assistant Treasurer                    Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       FRANCIS J. MCNAMARA, III
State Street Research                      Secretary and General Counsel          DEAN O. MORTON
Service Center                                                                    Former Executive Vice President,
P.O. Box 8408                              DARMAN A. WING                         Chief Operating Officer
Boston, MA 02266-8408                      Assistant Secretary and                and Director, Hewlett-Packard
1-87-SSR-FUNDS (1-877-773-8637)            Assistant General Counsel              Company

CUSTODIAN                                  SUSAN E. BREEN                         SUSAN M. PHILLIPS
State Street Bank and                      Assistant Secretary                    Dean, School of Business and
Trust Company                                                                     Public Management, George
225 Franklin Street                        AMY L. SIMMONS                         Washington University; former
Boston, MA 02110                           Assistant Secretary                    Member of the Board of Governors
                                                                                  of the Federal Reserve System and
LEGAL COUNSEL                                                                     Chairman and Commissioner of
Ropes & Gray                                                                      the Commodity Futures Trading
One International Place                                                           Commission
Boston, MA 02110
                                                                                  TOBY ROSENBLATT
INDEPENDENT ACCOUNTANTS                                                           President,
PricewaterhouseCoopers LLP                                                        Founders Investments Ltd.
160 Federal Street                                                                President,
Boston, MA 02110                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

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STATE STREET RESEARCH NEW YORK TAX-FREE FUND                       PRSRT STD
One Financial Center                                                 AUTO
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QUESTIONS? COMMENTS?
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[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research New York Tax-Free Fund prospectus.

When used after March 31, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.


CONTROL NUMBER: (exp0202) SSR-LD                                 NYTF-1223-0201